COMPUTER AND EQUIPMENT	10 Months Ended
Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
COMPUTER AND EQUIPMENT

NOTE 12 — COMPUTER AND EQUIPMENT

Computer and equipment as at December 31, 2023 consisted of the following:

December 31, 2023
Computer and equipment	$1,974
Accumulated depreciation	(6)
$1,968

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023